Segment Reporting - Segment Reporting Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019
Segment Reporting Information [Line Items]
Voyage revenues	$ 148,205	$ 153,060	$ 288,092	$ 302,804
Voyage expenses	(5,329)	(6,023)	(7,646)	(11,798)
Vessel operating expenses	(28,407)	(27,457)	(54,511)	(53,558)
Time-charter hire expenses	(5,368)	(3,080)	(11,290)	(8,671)
Depreciation and amortization	(31,629)	(35,338)	(64,268)	(69,464)
General and administrative expenses	(7,883)	(5,667)	(14,050)	(12,299)
Write-down of vessels	0	0	(45,000)	0
Restructuring charges	0	(818)	0	(2,976)
Income (loss) from vessel operations	69,589	74,677	91,327	144,038
Equity income (loss)	32,155	1,738	32,528	7,316
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Number Of Vessels.					2
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	148,205	153,060	288,092	302,804
Voyage expenses	(5,329)	(6,023)	(7,646)	(11,798)
Vessel operating expenses	(28,407)	(27,457)	(54,511)	(53,558)
Time-charter hire expenses	(5,368)	(3,080)	(11,290)	(8,671)
Depreciation and amortization	(31,629)	(35,338)	(64,268)	(69,464)
General and administrative expenses	(7,883)	(5,667)	(14,050)	(12,299)
Write-down of vessels			(45,000)
Restructuring charges		(818)		(2,976)
Income (loss) from vessel operations	69,589	74,677	91,327	144,038
Equity income (loss)	32,155	1,738	32,528	7,316
Operating Segments | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	137,822	141,833	270,392	279,655
Voyage expenses	(806)	(3,484)	(1,835)	(4,722)
Vessel operating expenses	(24,599)	(23,146)	(46,691)	(43,701)
Time-charter hire expenses	(5,368)	(3,080)	(11,290)	(8,671)
Depreciation and amortization	(30,566)	(33,139)	(61,158)	(64,825)
General and administrative expenses	(7,251)	(5,051)	(13,004)	(11,014)
Write-down of vessels			0
Restructuring charges		0		0
Income (loss) from vessel operations	69,232	73,933	136,414	146,722
Equity income (loss)	27,795	3,377	27,977	10,870
Operating Segments | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	10,383	8,858	17,700	18,018
Voyage expenses	(4,523)	(2,542)	(5,811)	(7,212)
Vessel operating expenses	(3,808)	(3,630)	(7,820)	(7,982)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(1,063)	(2,030)	(3,110)	(3,951)
General and administrative expenses	(632)	(345)	(1,046)	(908)
Write-down of vessels			(45,000)
Restructuring charges		0		0
Income (loss) from vessel operations	357	311	(45,087)	(2,035)
Equity income (loss)	4,360	(1,639)	4,551	(3,554)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	2,369	0	5,131
Voyage expenses	0	3	0	136
Vessel operating expenses	0	(681)	0	(1,875)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	0	(169)	0	(688)
General and administrative expenses	0	(271)	0	(377)
Write-down of vessels			0
Restructuring charges		(818)		(2,976)
Income (loss) from vessel operations	0	433	0	(649)
Equity income (loss)	$ 0	$ 0	$ 0	$ 0